Supplement Dated January 15, 2003*
                    to the Prospectus Dated October 30, 2002 of American Express(R) Variable Portfolio Funds S-6466-99 V

The following revisions apply to the AXP(R) Variable Portfolio - Global Bond Fund section of the prospectus:

The following indexes are now being used to compare the Fund's performance:

Lehman Global Aggregate Index
Salomon World Government Bond Index
Lipper Global Income Funds Index





S-6466-4 A (1/03)

* Valid until next prospectus update
Destroy October 30, 2003